GENERAL COMPANY INFORMATION	6 Months Ended
Jun. 30, 2026
Disclosure Of General Company Information [Abstract]
GENERAL COMPANY INFORMATION	GENERAL COMPANY INFORMATION
Grandstand Limited, formerly known as Gambling.com Group Limited, (the “Company”) is a public limited liability company founded in 2006 and incorporated in Jersey in accordance with the provisions of the Companies (Jersey) Law 1991, as amended. The Company’s registered address is 22 Grenville Street, St. Helier, Jersey JE4 8PX, Channel Islands.

The Company is the intelligence layer powering informed decisions for consumers and partners across sports, gaming and entertainment. Its partner solutions span sports data, advertising, audience monetization and entertainment and tickets.

Through its platform of marketing technologies and premier branded websites including Gambling.com, Bookies.com and Casinos.com, the Company helps enterprises, including casinos and sports betting operators, reach high intent audiences and acquire new customers in more than 20 national markets across more than 10 languages.

Through its sports data platform and under the OddsJam, OpticOdds and RotoWire brands, the Company powers enterprises including sports betting operators, prediction markets, market makers and media companies, as well as consumers, to succeed in sports betting and fantasy sports.

The Company has a workforce of more than 400 employees and primarily operates from offices in Ireland and the United States.